EFMT DEPOSITOR LLC ABS-15G

EXHIBIT 99.33

Client Name:	Ellington
Client Project Name:	EFMT 2024-INV2
Start - End Dates:	6/27/2024 - 8/8/2024
Deal Loan Count:	141

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	4
Credit	Terms/Guidelines	CRDTER5518	Loan fails Homex Minimum Equity requirement	1
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH121	Bankruptcy history does not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	3
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	3
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	2
Property Valuations	Property	PRVAPROP132	Missing HOA Certificate/Questionnaire	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	2
Property Valuations	Value	PRVAVALU103	Property value is less than minimum required by guidelines	1
Total				23

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